COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of contingent liabilities [abstract]
Oil and Gas, Delivery Commitment	The following table summarizes our total gross commitments, compiled using best estimates based on our sales strategy, as of December 31, 2023.

Natural gas (MMcf)
2024	70,769
2025	16,658
2026	—
Thereafter	360,114